Taxes on Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016	Dec. 31, 2017 USD ($)
Taxes on Income (Textual)
Corporate tax rate	0.00%
Carryforwards losses and other temporary differences amount	₪ 97,901		$ 28,238
Israeli [Member]
Taxes on Income (Textual)
Corporate tax rate	24.00%	25.00%
Israeli Parliament [Member] | Bottom of range [member]
Taxes on Income (Textual)
Corporate tax rate		23.00%
Israeli Parliament [Member] | Top of range [member]
Taxes on Income (Textual)
Corporate tax rate		24.00%